Revenue and Performance Obligations, Contract Balances, Deferred Contract Acquisition and Fulfillment Costs (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Revenue from Contract with Customer [Abstract]
Deferred Contract Costs

The following table represents a rollforward of our deferred contract acquisition costs:

	Six Months Ended July 31,
(in thousands)	2017	2018
Beginning balance	$57,271	$77,344
Additions to deferred contract acquisition costs	18,210	29,662
Amortization of deferred contract acquisition costs	(13,386)	(18,223)

Ending balance	$62,095	$88,783

Deferred contract acquisition costs, current	$1,310	$2,584
Deferred contract acquisitions costs, noncurrent	60,785	86,199

Total	$62,095	$88,783

The following table represents our contract fulfillment costs, which include third-party service fees:

	Six Months Ended July 31,
(in thousands)	2017	2018
Beginning balance	$788	$3,316
Additions to deferred contract fulfillment costs	1,989	677
Amortization of deferred contract fulfillment costs	(905)	(923)

Ending balance	$1,872	$3,070

Deferred contract fulfillment costs, current	$738	$913
Deferred contract fulfillment costs, noncurrent	1,134	2,157

Total	$1,872	$3,070

The following table represents a rollforward of our deferred contract acquisition costs:

	January 31
(in thousands)	2017	2018
Beginning balance	$45,528	$57,271
Additions to deferred contract acquisition costs	34,075	48,716
Amortization of deferred contract acquisition costs	(22,332)	(28,643)

Ending balance	$57,271	$77,344

Deferred contract acquisition costs, current	$1,252	$1,809
Deferred contract acquisitions costs, noncurrent	56,019	75,535

Total	$57,271	$77,344

The following table represents our contract fulfillment costs, which include third-party service fees:

	January 31
(in thousands)	2017	2018
Beginning balance	$139	$788
Additions to deferred contract fulfillment costs	686	4,262
Amortization of deferred contract fulfillment costs	(37)	(1,734)

Ending balance	$788	$3,316

Deferred contract fulfillment costs, current	$78	$1,575
Deferred contract fulfillment costs, noncurrent	710	1,741

Total	$788	$3,316